UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
 THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from November 1, 2015 to November 30, 2015

Commission File Number of issuing entity:  333-182371-02
Central Index Key Number of issuing entity:  0001621130

BMW VEHICLE OWNER TRUST 2014-A
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-182371
Central Index Key Number of depositor:  0001136586

BMW FS SECURITIES LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541188

BMW FINANCIAL SERVICES NA, LLC
(Exact name of sponsor as specified in its charter)

Mark Redman, (201) 307-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware
 (State or other jurisdiction of incorporation or organization of the issuing entity)

47-2060311
22-2013053
(I.R.S. Employer Identification No.)

c/o BMW Financial Services NA, LLC 300 Chestnut Ridge Road Woodcliff Lake, New Jersey (Address of principal executive offices of the issuing entity)	07677 (Zip Code)

201-307-4000
 (Telephone number including area code)

Not Applicable
 (Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Fixed Rate Class A-1 Notes	☐	☐	☒
Fixed Rate Class A-2 Notes	☐	☐	☒
Fixed Rate Class A-3 Notes	☐	☐	☒
Fixed Rate Class A-4 Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes ☒  No  ☐

PART I — DISTRIBUTION INFORMATION
Item 1.  Distribution and Pool Performance Information.
Distribution and pool performance information with respect to the assets of BMW Vehicle Owner Trust 2014-A is set forth in the Statement relating to the December 28, 2015 distribution, which is attached as Exhibit 99.1.
There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to BMW Vehicle Owner Trust 2014-A for the distribution period commencing on November 1, 2015 and ending on November 30, 2015.  BMW Financial Services NA, LLC (Central Index Key Number: 0001541188), as securitizer, most recently filed a Form ABS-15G on February 10, 2015 with respect to all asset-backed securities sponsored by it, including those securities issued by BMW Vehicle Owner Trust 2014-A.
PART II — OTHER INFORMATION
Item 10.  Exhibits.
(a)	The following is a list of documents filed as part of this Report on Form 10-D:
Exhibit 99.1	Statement relating to the December 28, 2015 distribution.
(b)	The exhibit required to be filed by the registrant pursuant to Item 601 of Regulation S-K is listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Dated:  January 4, 2016

BMW VEHICLE OWNER TRUST 2014-A
(Issuing Entity)
By: BMW Financial Services NA, LLC, solely as servicer
By: /s/ Neal Crouch * Name: Ritu Chandy
Title: Vice President – Finance & CFO * By Neal Crouch, as Deputy for Ritu Chandy

EXHIBIT INDEX

Exhibit Number	Description
99.1	Statement relating to the December 28, 2015 distribution.